Stock-Based Compensation (Details) - Schedule of options granted estimate the fair value of stock-based compensation award	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of options granted estimate the fair value of stock-based compensation award [Line Items]
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of options granted estimate the fair value of stock-based compensation award [Line Items]
Expected term	6 years	6 years
Expected volatility	46.71%	46.71%
Risk-free rate	1.31%	0.61%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of options granted estimate the fair value of stock-based compensation award [Line Items]
Expected term	10 years	10 years
Expected volatility	47.71%	50.70%
Risk-free rate	3.00%	1.74%